Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Registration Statement	false
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2022
Document Shell Company Report	false
Entity File Number	001-40712
Entity Registrant Name	Cardiol Therapeutics Inc.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	2265 Upper Middle Road East,
Entity Address, Address Line Two	Suite 602,
Entity Address, City or Town	Oakville,
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	L6H 0G5
Title of 12(b) Security	Class A Common Shares
Trading Symbol	CRDL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	64,042,536
Entity Central Index Key	0001702123
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Shell Company	false
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	BDO Canada
Auditor Location	Montréal, Québec
Auditor Firm ID	1227
Business Contact Member
Document Information [Line Items]
Contact Personnel Name	David Elsley
Entity Address, Address Line One	2265 Upper Middle Road East,
Entity Address, Address Line Two	Suite 602
Entity Address, City or Town	Oakville,
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	L6H 0G5
City Area Code	289
Local Phone Number	910-0850